UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: January 31, 2011 – March 31, 2011

Item 1.  Schedule of Investments.

AUXIER FOCUS FUND SCHEDULE OF INVESTMENTS MARCH 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stock - 77.0%
Communications - 0.5%
12,150	Motorola Solutions, Inc. (a)	$542,984
10,000	News Corp., Class A	175,600
		718,584
Consumer Discretionary - 17.0%
52,863	Apollo Group, Inc., Class A (a)	2,204,916
48,727	Bridgepoint Education, Inc. (a)	833,232
42,134	Career Education Corp. (a)	957,284
500	Coach, Inc.	26,020
57,100	Comcast Corp., Class A	1,411,512
3,000	Cooper-Standard Holding, Inc. (a)	135,750
2,000	Costco Wholesale Corp.	146,640
54,950	CVS Caremark Corp.	1,885,884
2,297	Discovery Communications, Inc., Class A (a)	91,650
2,297	Discovery Communications, Inc., Class C (a)	80,877
14,800	DR Horton, Inc.	172,420
37,987	Gruma S.A.B. de C.V., ADR (a)	317,191
131,400	H&R Block, Inc.	2,199,636
18,250	Home Depot, Inc.	676,345
14,850	ITT Educational Services, Inc. (a)	1,071,428
28,197	Lincoln Educational Services Corp.	448,050
28,000	Lowe's Cos., Inc.	740,040
15,800	McDonald's Corp.	1,202,222
4,900	NIKE, Inc., Class B	370,930
15,850	Sally Beauty Holdings, Inc. (a)	222,059
1,738	Strayer Education, Inc.	226,792
21,028	The Andersons, Inc.	1,024,484
40,870	The Interpublic Group of Cos., Inc.	513,736
3,890	Time Warner Cable, Inc.	277,513
15,500	Time Warner, Inc.	553,350
500	Toyota Motor Corp., ADR	40,125
13,808	Universal Technical Institute, Inc. (a)	268,566
25,834	Value Line, Inc.	382,343
53,700	Wal-Mart Stores, Inc.	2,795,085
36,002	Weight Watchers International, Inc.	2,523,740
8,600	Yum! Brands, Inc.	441,868
		24,241,688
Consumer Staples - 17.3%
400,600	Alliance One International, Inc. (a)	1,610,412
35,150	Altria Group, Inc.	914,955
15,100	British American Tobacco PLC, ADR	1,222,949
1,000	China New Borun Corp., ADR (a)	10,860
4,304	Columbia Sportswear Co.	255,744
12,975	Diageo PLC, ADR	988,955
48,050	Dr. Pepper Snapple Group, Inc.	1,785,538
300	Fortune Brands, Inc.	18,567
16,862	Kraft Foods, Inc.	528,792
9,250	Manpower, Inc.	581,640
5,760	National Beverage Corp. (a)	79,085
3,000	Nestle SA, ADR	172,440
46,172	Paychex, Inc.	1,447,954
35,150	PepsiCo, Inc.	2,264,011
58,900	Philip Morris International, Inc.	3,865,607
500	Pilgrim's Pride Corp. (a)	3,855
55,429	PRGX Global, Inc. (a)	336,454
1,721	Ralcorp Holdings, Inc. (a)	117,768
11,450	Safeway, Inc.	269,533
4,000	SAIC, Inc. (a)	67,680
500	Sara Lee Corp.	8,835
67,885	Tesco PLC, ADR	1,255,872
37,250	The Coca-Cola Co.	2,471,537
500	The J.M. Smucker Co.	35,695
84,950	The Kroger Co.	2,036,251
900	The Procter & Gamble Co.	55,440
41,380	The Western Union Co.	859,463
45,300	Unilever NV, ADR	1,420,608
		24,686,500
Energy - 5.6%
36,500	BP PLC, ADR	1,611,110
16,750	Chevron Corp.	1,799,452
15,600	ConocoPhillips	1,245,816
11,200	Exxon Mobil Corp.	942,256
1,200	Gazprom Neft JSC, ADR	31,620
800	Lukoil OAO, ADR	57,112
2,500	PetroChina Co., Ltd., ADR	380,625
11,700	Petroleo Brasileiro SA, ADR	473,031
2,750	Surgutneftegas OJSC, ADR	29,728
9,250	Transocean, Ltd. (a)	721,037
19,100	Valero Energy Corp.	569,562
13,800	Willbros Group, Inc. (a)	150,696
		8,012,045
Financials - 9.7%
500	Aflac, Inc.	26,390
1,280	Ameriprise Financial, Inc.	78,182
147,733	Bank of America Corp.	1,969,281
16,000	Berkshire Hathaway, Inc., Class B (a)	1,338,080
92,393	Citigroup, Inc. (a)	408,377
67,850	Marsh & McLennan Cos., Inc.	2,022,608
7,350	Mastercard, Inc., Class A	1,850,142
4,300	Mercury General Corp.	168,259
35,900	The Bank of New York Mellon Corp.	1,072,333
38,418	The Travelers Cos., Inc.	2,285,103
30,000	TNS, Inc. (a)	467,100
10,324	Unum Group	271,005
9,500	Visa, Inc., Class A	699,390
24,950	Waddell & Reed Financial, Inc., Class A	1,013,220
7,646	Washington Federal, Inc.	132,582
21,900	West Coast Bancorp (a)	75,993
		13,878,045
Health Care - 13.3%
39,000	Abbott Laboratories	1,912,950
21,950	Alkermes, Inc. (a)	284,253
5,750	Amgen, Inc. (a)	307,338
85,226	BioScrip, Inc. (a)	401,414
500	CareFusion Corp. (a)	14,100
13,449	Coventry Health Care, Inc. (a)	428,889
5,820	Express Scripts, Inc. (a)	323,650
31,300	GlaxoSmithKline PLC, ADR	1,202,233
36,600	Johnson & Johnson	2,168,550
29,850	Medco Health Solutions, Inc. (a)	1,676,376
52,652	Medtronic, Inc.	2,071,856
20,150	Merck & Co., Inc.	665,151
87,782	Pfizer, Inc.	1,782,852
6,842	Quest Diagnostics, Inc.	394,920
36,200	UnitedHealth Group, Inc.	1,636,240
28,221	WellPoint, Inc.	1,969,544
30,600	Zimmer Holdings, Inc. (a)	1,852,218
		19,092,534
Industrials - 3.0%
21,550	AGCO Corp. (a)	1,184,603
3,000	Byd Co., Ltd., Class H (a)	11,460
25,000	General Electric Co.	501,250
11,150	Granite Construction, Inc.	313,315
4,850	Illinois Tool Works, Inc.	260,542
300	ITT Corp.	18,015
1,000	POSCO, ADR	114,290
300	Potash Corp. of Saskatchewan, Inc.	17,679
8,500	Raytheon Co.	432,395
3,500	Textainer Group Holdings, Ltd.	130,060
3,550	The Boeing Co.	262,452
14,450	United Parcel Service, Inc., Class B	1,073,924
		4,319,985
Information Technology - 3.4%
20,250	Automatic Data Processing, Inc.	1,039,027
46,350	Dell, Inc. (a)	672,539
34,600	Intel Corp.	697,882
91,914	Microsoft Corp.	2,330,939
5,000	MoneyGram International, Inc. (a)	17,125
1,500	Verisk Analytics, Inc., Class A (a)	49,140
		4,806,652
Materials - 3.6%
28,700	E.I. du Pont de Nemours & Co.	1,577,639
7,000	LyondellBasell Industries NV, Class A (a)	276,850
7,100	Precision Castparts Corp.	1,044,978
47,350	The Dow Chemical Co.	1,787,463
14,000	Vale SA, ADR	466,900
		5,153,830
Telecommunications - 3.4%
27,300	AT&T, Inc.	835,380
49,150	SK Telecom Co., Ltd., ADR	924,511
89,326	Tele Norte Leste Participacoes SA, ADR	1,565,885
30,300	Telefonos de Mexico SAB de CV, ADR, Class L	553,278
27,015	Verizon Communications, Inc.	1,041,158
		4,920,212
Utilities - 0.2%
6,616	FirstService Corp. (a)	251,606

Total Common Stock (Cost $91,424,607)	110,081,681

Principal	Security Description	Rate	Maturity	Value

Fixed Income Securities - 12.2%
Corporate Non-Convertible Bonds - 11.1%
Consumer Staples - 2.8%
$1,180,000	American Stores Co.	7.90%	05/01/17	1,141,650
50,000	Constellation Brands, Inc.	7.25	05/15/17	54,500
535,000	Kraft Foods, Inc.	5.63	11/01/11	549,865
654,000	Smithfield Foods, Inc., Series B	7.75	05/15/13	706,320
115,000	SUPERVALU, Inc.	7.50	11/15/14	116,150
375,000	SUPERVALU, Inc.	8.00	05/01/16	376,875
985,000	Tyson Foods, Inc.	8.25	10/01/11	1,019,475
				3,964,835
Energy - 1.4%
460,000	BP Capital Markets PLC	5.25	11/07/13	497,776
190,000	El Paso Corp.	6.70	02/15/27	177,854
1,270,000	El Paso Performance-Linked Trust (b)	7.75	07/15/11	1,294,469
				1,970,099
Financials - 3.4%
75,000	American Express Credit Corp., Series C	7.30	08/20/13	83,909
455,000	Hartford Financial Services Group, Inc.	5.25	10/15/11	465,555
2,370,000	Hartford Financial Services Group, Inc.	5.50	10/15/16	2,488,185
182,000	Hartford Financial Services Group, Inc.	6.30	03/15/18	195,641
345,000	Janus Capital Group, Inc.	6.70	06/15/17	372,312
505,000	Weyerhaeuser Co.	7.95	03/15/25	564,796
620,000	Zions Bancorporation	5.50	11/16/15	631,165
				4,801,563
Health Care - 1.2%
540,000	Health Management Associates, Inc.	6.13	04/15/16	560,250
515,000	UnitedHealth Group, Inc.	4.88	03/15/15	558,573
430,000	WellPoint, Inc.	5.00	12/15/14	470,742
130,000	WellPoint, Inc.	5.25	01/15/16	143,014
				1,732,579
Industrials - 1.0%
495,000	Johnson Controls, Inc.	4.88	09/15/13	533,217
835,000	Waste Management, Inc.	6.38	11/15/12	905,491
				1,438,708
Materials - 0.8%
895,000	The Dow Chemical Co.	5.70	05/15/18	965,869
203,000	Willamette Industries, Inc.	9.00	10/01/21	234,039
				1,199,908
Utilities - 0.5%
100,000	Constellation Energy Group, Inc.	4.55	06/15/15	104,035
255,000	Energy Future Holdings Corp.	9.75	10/15/19	262,980
312,000	Energy Future Intermediate Holding Co., LLC	9.75	10/15/19	321,764
27,000	Nevada Power Co., Series L	5.88	01/15/15	30,062
				718,841
Total Corporate Non-Convertible Bonds (Cost $13,884,094)	15,826,533

Foreign Municipal Bonds - 0.9%

356,000	Ontario Hydro Residual Strip (Canada) (c)	5.47-5.65	11/27/20	241,202
605,000	Ontario Hydro Residual Strip (Canada) (c)	5.61	10/15/21	388,130
235,000	Ontario Hydro Residual Strip (Canada) (c)	5.75	08/18/22	144,396
750,000	Ontario Hydro Residual Strip (Canada), Series OC20 (c)	5.51	10/01/20	509,126
Total Foreign Municipal Bonds (Cost $826,886)	1,282,854

Municipal Bonds - 0.2%
Ohio - 0.2%
550,000	Buckeye Tobacco Settlement Financing Authority (Cost $374,116)	5.88	06/01/47	366,053

Total Fixed Income Securities (Cost $15,085,096)	17,475,440

Shares	Security Description	Value

Money Market Funds - 0.0%
31	Schwab Government Money Fund, 0.01% (d) (Cost $31)	31

Total Investments - 89.2% (Cost $106,509,734)*	$127,557,152
Other Assets & Liabilities, Net – 10.8%	15,402,216
Net Assets – 100.0%	$142,959,368

ADR	American Depository Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $1,294,469 or 0.9% of net assets.
(c)	Zero coupon bond. Interest rate presented is yield to maturity.
(d)	Variable rate security. Rate presented is as of March 31, 2011.

*	Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$24,943,825
Gross Unrealized Depreciation	(3,896,407)
Net Unrealized Appreciation	$21,047,418

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011.

Level 1	Level 2	Level 3	Total

Investments At Value
Common Stock
Communications	$718,584	$-	$-	$718,584
Consumer Discretionary	24,241,688	-	-	24,241,688
Consumer Staples	24,686,500	-	-	24,686,500
Energy	8,012,045	-	-	8,012,045
Financials	13,878,045	-	-	13,878,045
Health Care	19,092,534	-	-	19,092,534
Industrials	4,319,985	-	-	4,319,985
Information Technology	4,806,652	-	-	4,806,652
Materials	5,153,830	-	-	5,153,830
Telecommunications	4,920,212	-	-	4,920,212
Utilities	251,606	-	-	251,606
Corporate Non-Convertible Bonds	-	15,826,533	-	15,826,533
Foreign Municipal Bonds	-	1,282,854	-	1,282,854
Municipal Bonds	-	366,053	-	366,053
Money Market Funds	-	31	-	31
Total Investments At Value	$110,081,681	$17,475,471	$-	$127,557,152

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.
Corporate Non-Convertible Bonds

Balance as of 06/30/10	$167,200
Accrued Accretion/(Amortization)	-
Realized Gain/(Loss)	-
Change in Unrealized Appreciation/(Depreciation)	-
Purchases	-
Sales	-
Transfers In/(Out)	(167,200)
Balance as of 03/31/11	$-
Net change in unrealized appreciation/(depreciation) from investments held as of 03/31/11	$-

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT PREMIER GROWTH FUND SCHEDULE OF INVESTMENTS MARCH 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stock - 99.8%
Biotechnology - 1.4%
40,000	Celgene Corp. (a)	$2,301,200

Business Services - 9.5%
150,000	Expeditors International of Washington, Inc.	7,521,000
150,000	Healthcare Services Group, Inc.	2,637,000
56,000	Stericycle, Inc. (a)	4,965,520
		15,123,520
Chemicals - 2.8%
38,000	Ecolab, Inc.	1,938,760
42,300	Potash Corp. of Saskatchewan, Inc.	2,492,739
		4,431,499
Communications Equipment - 1.3%
50,000	ADTRAN, Inc.	2,123,000

Computer Software - 6.2%
140,000	ANSYS, Inc. (a)	7,586,600
100,000	DealerTrack Holdings, Inc. (a)	2,296,000
		9,882,600
Data Networking - 1.1%
100,000	Cisco Systems, Inc.	1,715,000

Distribution and Industrial Supplies - 8.4%
65,000	Beacon Roofing Supply, Inc. (a)	1,330,550
186,000	Fastenal Co.	12,058,380
		13,388,930
Distributors - 1.3%
85,000	LKQ Corp. (a)	2,048,500

Educational Services - 3.6%
51,000	American Public Education, Inc. (a)	2,062,950
60,000	K12, Inc. (a)	2,022,000
236,500	National American University Holdings, Inc.	1,676,785
		5,761,735
Electrical Equipment - 1.1%
80,000	Quanta Services, Inc. (a)	1,794,400

Electronics - 3.9%
80,000	Intel Corp.	1,613,600
92,000	Trimble Navigation, Ltd. (a)	4,649,680
		6,263,280
Energy Equipment and Services - 9.2%
53,000	Core Laboratories NV	5,415,010
80,000	Schlumberger, Ltd.	7,460,800
30,000	Unit Corp. (a)	1,858,500
		14,734,310
Energy Sources - 6.0%
28,000	Apache Corp.	3,665,760
120,000	Ultra Petroleum Corp. (a)	5,910,000
		9,575,760
Financial Services - 7.9%
136,000	T. Rowe Price Group, Inc.	9,033,120
50,000	Visa, Inc., Class A	3,681,000
		12,714,120
Industrial Applications - 7.3%
69,000	II-VI, Inc. (a)	3,432,750
95,000	Roper Industries, Inc.	8,213,700
		11,646,450
Infrastructure - 4.2%
130,000	Jacobs Engineering Group, Inc. (a)	6,685,900

Insurance - 2.4%
9,200	Markel Corp. (a)	3,812,940

Life Sciences - 9.0%
145,000	IDEXX Laboratories, Inc. (a)	11,196,900
45,000	Techne Corp.	3,222,000
		14,418,900
Medical Products - 3.0%
160,000	ResMed, Inc. (a)	4,800,000

Pharmaceuticals - 1.1%
35,000	Teva Pharmaceutical Industries, Ltd., ADR	1,755,950

Road and Rail - 1.1%
40,000	Landstar System, Inc.	1,827,200

Wireless Telecommunication Services - 8.0%
50,000	American Tower Corp., Class A (a)	2,591,000
185,000	QUALCOMM, Inc.	10,143,550
		12,734,550
Total Common Stock (Cost $119,547,263)	159,539,744
Total Investments - 99.8% (Cost $119,547,263)*	$159,539,744
Other Assets & Liabilities, Net – 0.2%	258,716
Net Assets – 100.0%	$159,798,460

ADRAmerican Depository Receipt
(a)Non-income producing security.

*Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$41,463,521
Gross Unrealized Depreciation	(1,471,040)
Net Unrealized Appreciation	$39,992,481

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$159,539,744
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total Investments	$159,539,744

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GOLDEN LARGE CAP CORE FUND SCHEDULE OF INVESTMENTS MARCH 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stock - 99.0%
Consumer Discretionary - 12.2%
143,465	Comcast Corp., Class A	$3,546,455
209,660	Ford Motor Co. (a)	3,126,031
95,885	Home Depot, Inc.	3,553,498
59,105	Ross Stores, Inc.	4,203,547
131,295	The Gap, Inc.	2,975,145
53,090	WABCO Holdings, Inc. (a)	3,272,467
		20,677,143
Consumer Staples - 7.0%
93,340	CVS Caremark Corp.	3,203,429
45,295	The Procter & Gamble Co.	2,790,172
156,165	Tyson Foods, Inc., Class A	2,996,806
55,715	Wal-Mart Stores, Inc.	2,899,966
		11,890,373
Energy - 18.3%
36,595	Chevron Corp.	3,931,401
36,930	Cimarex Energy Co.	4,255,813
46,440	ConocoPhillips	3,708,698
37,775	Exxon Mobil Corp.	3,178,011
95,060	Halliburton Co.	4,737,790
42,000	National Oilwell Varco, Inc.	3,329,340
38,980	Occidental Petroleum Corp.	4,073,020
56,495	Oneok, Inc.	3,778,386
		30,992,459
Financials - 13.7%
52,985	ACE, Ltd.	3,428,130
62,140	Ameriprise Financial, Inc.	3,795,511
65,010	JPMorgan Chase & Co.	2,996,961
39,310	PartnerRe, Ltd.	3,114,924
85,605	Raymond James Financial, Inc.	3,273,535
49,395	T. Rowe Price Group, Inc.	3,280,816
125,635	Unum Group	3,297,919
		23,187,796
Health Care - 12.0%
48,210	Amgen, Inc. (a)	2,576,825
107,145	Bristol-Myers Squibb Co.	2,831,842
83,125	Cardinal Health, Inc.	3,418,931
88,725	Forest Laboratories, Inc. (a)	2,865,817
38,995	Johnson & Johnson	2,310,454
46,075	McKesson Corp.	3,642,229
48,120	Medco Health Solutions, Inc. (a)	2,702,419
		20,348,517
Industrials - 12.5%
36,625	3M Co.	3,424,438
68,335	Danaher Corp.	3,546,587
175,800	General Electric Co.	3,524,790
80,870	Tyco International, Ltd.	3,620,550
33,310	Union Pacific Corp.	3,275,372
45,185	United Technologies Corp.	3,824,910
		21,216,647
Materials - 2.2%
60,525	International Flavors & Fragrances, Inc.	3,770,708

Technology - 19.1%
11,030	Apple, Inc. (a)	3,843,404
126,005	Cisco Systems, Inc.	2,160,986
157,665	Corning, Inc.	3,252,629
59,425	Hewlett-Packard Co.	2,434,642
108,815	IAC/InterActiveCorp. (a)	3,361,295
23,730	IBM Corp.	3,869,651
141,905	Intel Corp.	2,862,224
109,060	Microsoft Corp.	2,765,762
116,600	Oracle Corp.	3,890,942
115,340	Texas Instruments, Inc.	3,986,150
		32,427,685
Telecommunications - 2.0%
91,010	Verizon Communications, Inc.	3,507,525

Total Common Stock (Cost $135,755,437)	168,018,853

Total Investments - 99.0% (Cost $135,755,437)*	$168,018,853
Other Assets & Liabilities, Net – 1.0%	1,621,928
Net Assets – 100.0%	$169,640,781

(a)	Non-income producing security.

*	Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$32,986,249
Gross Unrealized Depreciation	(722,833)
Net Unrealized Appreciation	$32,263,416

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$168,018,853
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total Investments	$168,018,853

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GOLDEN SMALL CAP CORE FUND SCHEDULE OF INVESTMENTS MARCH 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stock - 98.2%
Consumer Discretionary - 12.8%
32,052	Aeropostale, Inc. (a)	779,505
23,770	Big Lots, Inc. (a)	1,032,331
15,820	Cracker Barrel Old Country Store, Inc.	777,395
70,420	Ruby Tuesday, Inc. (a)	923,206
94,150	Sally Beauty Holdings, Inc. (a)	1,319,042
18,155	The Warnaco Group, Inc. (a)	1,038,284
17,975	Tupperware Brands Corp.	1,073,287
24,795	Wolverine World Wide, Inc.	924,358
		7,867,408
Energy - 7.8%
43,110	Cloud Peak Energy, Inc. (a)	930,745
34,750	Complete Production Services, Inc. (a)	1,105,397
50,290	CVR Energy, Inc. (a)	1,164,716
21,040	Oil States International, Inc. (a)	1,601,986
		4,802,844
Financials - 15.5%
30,290	American Financial Group, Inc.	1,060,756
26,350	Aspen Insurance Holdings, Ltd.	726,206
30,360	DuPont Fabros Technology, Inc. REIT	736,230
39,545	Ezcorp, Inc., Class A (a)	1,241,318
31,615	FBL Financial Group, Inc.	971,213
88,675	Meadowbrook Insurance Group, Inc.	917,786
20,195	National Health Investors, Inc. REIT	967,744
13,955	ProAssurance Corp. (a)	884,328
18,385	StanCorp Financial Group, Inc.	847,916
17,815	World Acceptance Corp. (a)	1,161,538
		9,515,035
Health Care - 16.1%
35,655	American Medical Systems Holdings, Inc. (a)	771,574
14,055	Chemed Corp.	936,204
15,780	Emergency Medical Services Corp. (a)	1,003,450
29,950	Endo Pharmaceuticals Holdings, Inc. (a)	1,142,892
33,090	Healthspring, Inc. (a)	1,236,573
35,880	Impax Laboratories, Inc. (a)	913,146
46,760	Kindred Healthcare, Inc. (a)	1,116,629
12,400	Mednax, Inc. (a)	825,964
28,310	Par Pharmaceutical Cos., Inc. (a)	879,875
54,485	Viropharma, Inc. (a)	1,084,251
		9,910,558
Industrials - 15.5%
43,450	Acacia Research Corp. (a)	1,486,859
9,390	Amerco, Inc. (a)	910,830
30,770	Chart Industries, Inc. (a)	1,693,581
23,045	Crane Co.	1,116,069
41,380	Deluxe Corp.	1,098,225
30,045	EMCOR Group, Inc. (a)	930,494
50,660	Genco Shipping & Trading, Ltd. (a)	545,608
26,590	Powell Industries, Inc. (a)	1,048,710
60,740	The Dolan Co. (a)	737,383
		9,567,759
Materials - 6.8%
45,145	Buckeye Technologies, Inc.	1,229,298
17,505	Cytec Industries, Inc.	951,747
14,790	Rock-Tenn Co., Class A	1,025,687
15,010	Schnitzer Steel Industries, Inc.	975,800
		4,182,532
Technology - 22.1%
17,240	Anixter International, Inc. (a)	1,204,904
53,230	Arris Group, Inc. (a)	678,150
83,030	Brooks Automation, Inc. (a)	1,140,002
14,820	CACI International, Inc., Class A (a)	908,763
28,385	InterDigital, Inc.	1,354,248
28,855	j2 Global Communications, Inc. (a)	851,511
190,175	Magma Design Automation, Inc. (a)	1,296,994
64,120	Power-One, Inc. (a)	561,050
44,855	QLogic Corp. (a)	832,060
71,230	Sanmina-SCI Corp. (a)	798,488
90,690	Seachange International, Inc. (a)	861,555
17,135	Silicon Laboratories, Inc. (a)	740,403
48,785	TIBCO Software, Inc. (a)	1,329,391
20,090	Veeco Instruments, Inc. (a)	1,021,376
		13,578,895
Utilities - 1.6%
66,680	PNM Resources, Inc.	994,866

Total Common Stock (Cost $41,846,085)	60,419,897

Total Investments - 98.2% (Cost $41,846,085)*	$60,419,897
Other Assets & Liabilities, Net – 1.8%	1,088,243
Net Assets – 100.0%	$61,508,140

REIT	Real Estate Investment Trust
(a)	Non-income producing security.

*	Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$19,324,333
Gross Unrealized Depreciation	(750,521)
Net Unrealized Appreciation	$18,573,812

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$60,419,897
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total Investments	$60,419,897

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	May 10, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	May 10, 2011

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	May 10, 2011